Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Cash Flows from Operating Activities:
Net income (loss)	$ 992,770	$ (459,961)	$ (44,607)	$ 698,292
Adjustments to reconcile net income (loss) to net cash used in operating activities:
General and administrative expenses paid by related party in exchange for issuance of Class B ordinary shares			10,547
Income from investments held in Trust Account	(665,872)	(406,850)		(4,161,515)
Change in fair value of non-redemption agreement liabilities	(6,860)
Loss in connection with non-redemption agreement	41,161
Changes in operating assets and liabilities:
Prepaid expenses	23,922	(94,012)	(26,800)	(99,424)
Accounts payable	(127,443)	99,762	33,223	548,127
Accrued expenses	1,814,158	173,512	27,637	1,652,810
Accrued expenses – related party	75,000
Net cash provided by (used in) operating activities	2,146,836	(687,549)		(1,361,710)
Cash Flows from Investing Activities:
Cash deposited in Trust Account		(304,500,000)		(304,500,000)
Cash withdrawn from trust for payment to redeeming shareholders	266,701,252
Net cash provided by (used in) investing activities	266,701,252	(304,500,000)		(304,500,000)
Cash Flows from Financing Activities
Repayment of note payable to related party		(136,617)		(136,617)
Proceeds received from initial public offering, gross		300,000,000		300,000,000
Proceeds received from private placement		11,530,000		11,530,000
Proceeds received from promissory note – related party	646,657			250,000
Repayment of promissory note – related party	(896,657)
Payment to redeeming shareholders	(266,701,252)
Offering costs paid		(5,714,580)		(5,714,580)
Net cash (used in) provided by financing activities	(266,951,252)	305,678,803		305,928,803
Net Change in Cash	1,896,836	491,254		67,093
Cash – Beginning of period	67,093
Cash – End of period	1,963,929	491,254		67,093
Supplemental disclosure of noncash investing and financing
Offering costs paid by Sponsor in exchange for issuance of Class B ordinary shares			14,453
Offering costs included in accounts payable		95,000	182,024	95,000
Offering costs included in accrued expenses			208,854
Offering costs paid by related party under promissory note		1,847	134,771	1,847
Deferred underwriting commissions		$ 14,280,000		14,280,000
Class A ordinary shares tendered for redemption				$ 266,701,252